Pioneer Disciplined Growth Fund
Schedule of Investments  |  November 30, 2021

A: PINDX	C: INDCX	Y: INYDX

Schedule of Investments  |  11/30/21
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 101.2%
	Common Stocks — 96.1% of Net Assets
	Aerospace & Defense — 1.5%
781,381	Spirit AeroSystems Holdings, Inc., Class A	$ 29,583,085
	Total Aerospace & Defense	$29,583,085
	Air Freight & Logistics — 2.1%
203,170	United Parcel Service, Inc., Class B	$ 40,302,833
	Total Air Freight & Logistics	$40,302,833
	Auto Components — 2.3%
281,007(a)	Aptiv Plc	$ 45,059,473
	Total Auto Components	$45,059,473
	Banks — 0.9%
60,679	Signature Bank/New York NY	$ 18,343,262
	Total Banks	$18,343,262
	Beverages — 0.9%
75,479	Constellation Brands, Inc., Class A	$ 17,007,683
	Total Beverages	$17,007,683
	Capital Markets — 2.8%
82,019	Affiliated Managers Group, Inc.	$ 13,953,893
181,081	CME Group, Inc.	39,931,982
	Total Capital Markets	$53,885,875
	Chemicals — 1.2%
105,489	Ecolab, Inc.	$ 23,362,649
	Total Chemicals	$23,362,649
	Containers & Packaging — 2.1%
429,944	Ball Corp.	$ 40,178,267
	Total Containers & Packaging	$40,178,267
	Diversified Consumer Services — 1.2%
183,176(a)	Bright Horizons Family Solutions, Inc.	$ 22,521,489
	Total Diversified Consumer Services	$22,521,489
	Electronic Equipment, Instruments & Components — 3.4%
657,250	Amphenol Corp., Class A	$ 52,961,205
65,655	CDW Corp.	12,432,431
	Total Electronic Equipment, Instruments & Components	$65,393,636
1Pioneer Disciplined Growth Fund |  | 11/30/21

Shares		Value
	Entertainment — 2.1%
125,061	Electronic Arts, Inc.	$ 15,535,077
181,341(a)	Walt Disney Co.	26,276,311
	Total Entertainment	$41,811,388
	Equity Real Estate Investment Trusts (REITs) — 5.3%
150,335	Crown Castle International Corp.	$ 27,308,353
180,065	Digital Realty Trust, Inc.	30,204,103
299,720	Prologis, Inc.	45,182,790
	Total Equity Real Estate Investment Trusts (REITs)	$102,695,246
	Health Care Providers & Services — 2.2%
97,472	UnitedHealth Group, Inc.	$ 43,299,012
	Total Health Care Providers & Services	$43,299,012
	Hotels, Restaurants & Leisure — 1.6%
130,810	McDonald's Corp.	$ 31,996,126
	Total Hotels, Restaurants & Leisure	$31,996,126
	Industrial Conglomerates — 1.0%
98,238	Honeywell International, Inc.	$ 19,867,653
	Total Industrial Conglomerates	$19,867,653
	Insurance — 4.6%
280,246	Marsh & McLennan Cos., Inc.	$ 45,965,949
464,435	Progressive Corp.	43,164,589
	Total Insurance	$89,130,538
	Interactive Media & Services — 7.4%
15,314(a)	Alphabet, Inc., Class A	$ 43,460,366
264,934(a)	Meta Platforms, Inc., Class A	85,960,486
328,914(a)	Snap, Inc., Class A	15,659,596
	Total Interactive Media & Services	$145,080,448
	Internet & Direct Marketing Retail — 8.1%
44,806(a)	Amazon.com, Inc.	$ 157,137,778
	Total Internet & Direct Marketing Retail	$157,137,778
	IT Services — 5.6%
129,693	Automatic Data Processing, Inc.	$ 29,944,817
236,639	Broadridge Financial Solutions, Inc.	39,890,236
140,300	Cognizant Technology Solutions Corp., Class A	10,940,594
197,997	Paychex, Inc.	23,601,242
25,852	Visa, Inc., Class A	5,009,342
	Total IT Services	$109,386,231
Pioneer Disciplined Growth Fund |  | 11/30/212

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Shares		Value
	Life Sciences Tools & Services — 3.2%
69,688	Danaher Corp.	$ 22,414,448
157,812(a)	IQVIA Holdings, Inc.	40,893,824
	Total Life Sciences Tools & Services	$63,308,272
	Machinery — 2.2%
125,815	Deere & Co.	$ 43,474,115
	Total Machinery	$43,474,115
	Oil, Gas & Consumable Fuels — 1.4%
262,219	Cheniere Energy, Inc.	$ 27,483,173
	Total Oil, Gas & Consumable Fuels	$27,483,173
	Personal Products — 0.8%
49,783	Estee Lauder Cos., Inc., Class A	$ 16,531,441
	Total Personal Products	$16,531,441
	Pharmaceuticals — 1.3%
99,329	Eli Lilly & Co.	$ 24,637,565
	Total Pharmaceuticals	$24,637,565
	Semiconductors & Semiconductor Equipment — 6.9%
89,145	Lam Research Corp.	$ 60,605,228
404,239	QUALCOMM, Inc.	72,989,394
	Total Semiconductors & Semiconductor Equipment	$133,594,622
	Software — 12.3%
107,068(a)	ANSYS, Inc.	$ 41,914,980
168,579(a)	Autodesk, Inc.	42,851,096
290,063	Microsoft Corp.	95,891,927
298,054	Oracle Corp.	27,045,420
115,334(a)	salesforce.com, Inc.	32,865,577
	Total Software	$240,569,000
	Specialty Retail — 8.9%
254,455	Home Depot, Inc.	$ 101,937,217
80,470(a)	O'Reilly Automotive, Inc.	51,352,735
54,027(a)	Ulta Beauty, Inc.	20,743,667
	Total Specialty Retail	$174,033,619
	Textiles, Apparel & Luxury Goods — 0.8%
207,600	VF Corp.	$ 14,891,148
	Total Textiles, Apparel & Luxury Goods	$14,891,148
3Pioneer Disciplined Growth Fund |  | 11/30/21

Shares		Value
	Trading Companies & Distributors — 2.0%
672,206	Fastenal Co.	$ 39,774,429
	Total Trading Companies & Distributors	$39,774,429
	Total Common Stocks (Cost $1,675,032,025)	$1,874,340,056

	TEMPORARY CASH INVESTMENTS — 5.1% of Net Assets
	Open-End Mutual Funds — 5.1%
98,855,960	Dreyfus Government Cash Management, Institutional Shares, 0.03%(b)	$ 98,855,960
		$98,855,960
	TOTAL TEMPORARY CASH INVESTMENTS (Cost $98,855,960)	$98,855,960
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.2% (Cost $1,773,887,985)	$1,973,196,016
	OTHER ASSETS AND LIABILITIES — (1.2%)	$(23,235,833)
	Net Assets — 100.0%	$1,949,960,183
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2021, in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,874,340,056	$—	$—	$1,874,340,056
Open-End Mutual Funds	98,855,960	—	—	98,855,960
Total Investments in Securities	$1,973,196,016	$—	$—	$1,973,196,016
During the three months ended November 30, 2021, there were no transfers in or out of Level 3.
Pioneer Disciplined Growth Fund |  | 11/30/214